Income Taxes - Effective Income Tax Rate Reconciliation (Details)	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	(21.00%)
State and local tax	(4.57%)	0.00%
Foreign rate differential	(2.35%)	0.00%
Warrant liability	(345.17%)	0.00%
Transaction costs	7.82%	0.00%
Prior year adjustments	(50.96%)	0.00%
Change in valuation allowance	358.15%	21.68%
Other	(0.28%)	(0.68%)
Effective tax rate	(16.36%)	0.00%